Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 20, 2012
Registrant Name	dei_EntityRegistrantName	Symetra Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001538307
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012

Symetra DoubleLine Total Return Fund (Prospectus Summary) | Symetra DoubleLine Total Return Fund
Symetra DoubleLine Total Return Fund
Investment Objective
The Symetra DoubleLine Total Return Fund (the "Total Return Fund" or the "Fund") seeks total return through both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra DoubleLine Total Return Fund
Management Fees		0.55%
Other Expenses	[1]	2.10%
Total Annual Fund Operating Expenses		2.65%
Less: Fee Waiver and Expense Reimbursement	[2]	(2.02%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.63%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements,acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Total Return Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Total
Return Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra DoubleLine Total Return Fund	64	631

Portfolio Turnover
The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Total Return Fund
Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities. Under normal market conditions, the
Fund invests more than half of its assets in mortgage-backed government securities, mortgage-backed securities collateralized by government securities, and privately-issued high grade mortgage-backed securities, including inverse floaters. The Fund also may invest up to 35% of its assets in lower-rated bonds
(commonly known as junk bonds), bank loans and assignments, and credit default swap agreements. Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrower and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties. Under normal market conditions, the Fund generally seeks a target weighted average effective duration of one to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Total
Return Fund's portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Total
Return Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Total Return Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities;
   and greater price volatility and risk of loss of income and principal than are higher rated securities.

·  Leveraging Risk. Certain investments by the Total Return Fund may involve leverage, which may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

·  Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Total
   Return Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

·  Management Risk. The Total Return Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the Total Return Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

·  Mortgage-backed Securities Risk. Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities may default or otherwise fail and, during periods of falling interest rates, mortgage-backed securities may be paid off by the obligor more quickly than originally anticipated (this is known as Prepayment Risk), which may result in the Total Return Fund having to reinvest proceeds in other investments at a lower interest rate (this is also known as Reinvestment Risk). During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
   The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

·  New Fund Risk. The Total Return Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the Total Return Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra DoubleLine Total Return Fund (Prospectus Summary) | Symetra DoubleLine Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra DoubleLine Total Return Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra DoubleLine Total Return Fund (the "Total Return Fund" or the "Fund") seeks total return through both income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Total
Return Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Total Return Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities. Under normal market conditions, the
Fund invests more than half of its assets in mortgage-backed government securities, mortgage-backed securities collateralized by government securities, and privately-issued high grade mortgage-backed securities, including inverse floaters. The Fund also may invest up to 35% of its assets in lower-rated bonds
(commonly known as junk bonds), bank loans and assignments, and credit default swap agreements. Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrower and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties. Under normal market conditions, the Fund generally seeks a target weighted average effective duration of one to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Total
Return Fund's portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Total
Return Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Total Return Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities;
   and greater price volatility and risk of loss of income and principal than are higher rated securities.

·  Leveraging Risk. Certain investments by the Total Return Fund may involve leverage, which may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

·  Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Total
   Return Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

·  Management Risk. The Total Return Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the Total Return Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

·  Mortgage-backed Securities Risk. Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities may default or otherwise fail and, during periods of falling interest rates, mortgage-backed securities may be paid off by the obligor more quickly than originally anticipated (this is known as Prepayment Risk), which may result in the Total Return Fund having to reinvest proceeds in other investments at a lower interest rate (this is also known as Reinvestment Risk). During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
   The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

·  New Fund Risk. The Total Return Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Total Return Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Total Return Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Total Return Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra DoubleLine Total Return Fund (Prospectus Summary) | Symetra DoubleLine Total Return Fund | Symetra DoubleLine Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	2.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.02%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements,acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Total Return Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra DoubleLine Emerging Markets Income Fund (Prospectus Summary) | Symetra DoubleLine Emerging Markets Income Fund
Symetra DoubleLine Emerging Markets Income Fund
Investment Objective
The Symetra DoubleLine Emerging Markets Income Fund (the "Emerging Markets Fund" or the "Fund") seeks total return through both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra DoubleLine Emerging Markets Income Fund
Management Fees		0.90%
Other Expenses	[1]	1.48%
Total Annual Fund Operating Expenses		2.38%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.40%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.98%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Emerging Markets Income Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra DoubleLine Emerging Markets Income Fund	100	608

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions the Emerging Markets Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities of foreign issuers that are located in emerging market countries or whose securities are traded in emerging markets. The Fund generally maintains investments in securities of issuers in at least four emerging market countries. Nonetheless, the Fund is not a diversified mutual fund under the 1940 Act. In allocating investments among various emerging market countries, the Fund's Sub-Adviser attempts to analyze various internal economic, market and political factors, including the following: (1) public finance, (2) monetary policy, (3) external accounts, (4)
financial markets, (5) regulation of foreign investments, (6) exchange rate policy, and (7) labor conditions.

An emerging market country is a country that, at the time the Emerging Markets
Fund invests in the related debt instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Emerging Markets Fund may invest without limitation in lower-rated securities, commonly known as junk bonds, and may invest up to 20% of its assets in defaulted corporate securities when the Sub-Adviser believes that the restructured enterprise valuation or liquidation valuation may significantly exceed current market valuations. In addition, the Fund may invest in defaulted foreign government debt securities where the Sub-Adviser believes that the expected debt sustainability of the country exceeds current market valuations. In order to hedge the Fund's portfolio, as well as for investment purposes, the Fund may purchase or sell options on securities in which it may invest and invest in interest rate futures contracts, options on interest rate futures contracts, structured notes, foreign currency futures contracts, foreign currency forward contracts and enter into swap agreements (including credit default swaps).

Under normal market conditions, the Emerging Markets Fund generally seeks a target weighted average effective duration of two to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Emerging
Markets Fund's portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager's sell target.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
Emerging Markets Fund. The following additional risks could affect the value of your investment:

·  Active Trading Risk. Active trading, also called "high portfolio turnover,"
   may result in higher brokerage costs or mark-up charges, as compared to a fund that trades less frequently, which may negatively affect Fund performance.

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   Emerging Markets Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

·  Derivatives Risk.  Derivatives are securities, such as futures contracts, whose values are derived from those of other securities or indices. The
   Emerging Markets Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the
   Emerging Markets Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund (this is known as
   Foreign Currency Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. These risks are magnified for emerging markets countries (Emerging Market Country
   Risk) due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Emerging Markets Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

·  Leveraging Risk. Certain investments by the Emerging Markets Fund may involve leverage, which may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

·  Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Emerging
   Markets Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the
   Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

·  Management Risk. The Emerging Markets Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the Emerging Markets Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

·  New Fund Risk. The Emerging Markets Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Non-diversification Risk. The Emerging Markets Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The
   Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Performance
When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra DoubleLine Emerging Markets Income Fund (Prospectus Summary) | Symetra DoubleLine Emerging Markets Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra DoubleLine Emerging Markets Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra DoubleLine Emerging Markets Income Fund (the "Emerging Markets Fund" or the "Fund") seeks total return through both income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions the Emerging Markets Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities of foreign issuers that are located in emerging market countries or whose securities are traded in emerging markets. The Fund generally maintains investments in securities of issuers in at least four emerging market countries. Nonetheless, the Fund is not a diversified mutual fund under the 1940 Act. In allocating investments among various emerging market countries, the Fund's Sub-Adviser attempts to analyze various internal economic, market and political factors, including the following: (1) public finance, (2) monetary policy, (3) external accounts, (4)
financial markets, (5) regulation of foreign investments, (6) exchange rate policy, and (7) labor conditions.

An emerging market country is a country that, at the time the Emerging Markets
Fund invests in the related debt instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Emerging Markets Fund may invest without limitation in lower-rated securities, commonly known as junk bonds, and may invest up to 20% of its assets in defaulted corporate securities when the Sub-Adviser believes that the restructured enterprise valuation or liquidation valuation may significantly exceed current market valuations. In addition, the Fund may invest in defaulted foreign government debt securities where the Sub-Adviser believes that the expected debt sustainability of the country exceeds current market valuations. In order to hedge the Fund's portfolio, as well as for investment purposes, the Fund may purchase or sell options on securities in which it may invest and invest in interest rate futures contracts, options on interest rate futures contracts, structured notes, foreign currency futures contracts, foreign currency forward contracts and enter into swap agreements (including credit default swaps).

Under normal market conditions, the Emerging Markets Fund generally seeks a target weighted average effective duration of two to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Emerging
Markets Fund's portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager's sell target.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Emerging Markets Fund. The following additional risks could affect the value of your investment:

·  Active Trading Risk. Active trading, also called "high portfolio turnover,"
   may result in higher brokerage costs or mark-up charges, as compared to a fund that trades less frequently, which may negatively affect Fund performance.

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   Emerging Markets Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

·  Derivatives Risk.  Derivatives are securities, such as futures contracts, whose values are derived from those of other securities or indices. The
   Emerging Markets Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the
   Emerging Markets Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund (this is known as
   Foreign Currency Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. These risks are magnified for emerging markets countries (Emerging Market Country
   Risk) due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Emerging Markets Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

·  Leveraging Risk. Certain investments by the Emerging Markets Fund may involve leverage, which may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

·  Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Emerging
   Markets Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the
   Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

·  Management Risk. The Emerging Markets Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the Emerging Markets Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

·  New Fund Risk. The Emerging Markets Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Non-diversification Risk. The Emerging Markets Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The
   Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Emerging Markets Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra DoubleLine Emerging Markets Income Fund (Prospectus Summary) | Symetra DoubleLine Emerging Markets Income Fund | Symetra DoubleLine Emerging Markets Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	1.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	608

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Emerging Markets Income Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Yacktman Focused Fund (Prospectus Summary) | Symetra Yacktman Focused Fund
Symetra Yacktman Focused Fund
Investment Objective
The Symetra Yacktman Focused Fund ("Focused Fund" or the "Fund") seeks long-term capital appreciation and, to a lesser extent, income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Yacktman Focused Fund
Management Fees		1.00%
Other Expenses	[1]	1.47%
Total Annual Fund Operating Expenses		2.47%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.40%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		1.07%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.12% of the average daily net assets of the Focused Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
Focused Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Yacktman Focused Fund	109	636

Portfolio Turnover
The Focused Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the Focused Fund pursues its investment objective by investing a majority of its assets in common stock of U.S.
issuers. Some, but not all, Fund holdings may pay dividends. The Sub-Adviser seeks to purchase "growth" oriented issuers at low prices relative to value. Through this approach, it attempts to combine the best features of
"growth" and "value" investing. The Fund is a non-diversified fund and generally will hold securities of fewer issuers than the typical equity mutual fund. Consistent with this, although the Fund invests in issuers of any size market capitalization, the Sub-Adviser prefers larger companies to smaller ones.

The Focused Fund may invest up to 20% of its assets in equity securities of foreign issuers. This 20% limit does not apply to investments in the form of
American Depositary Receipts ("ADRs"). The Fund may also invest up to 20% of its assets in debt securities, including lower-rated securities (commonly referred to as junk bonds). The Fund does not seek to align itself with any benchmark, but rather is opportunistic in seeking attractively-priced securities that represent predictable, quality investments, while protecting capital. As a result, the Fund may experience periods when it is very selective about investments and hold more cash than other equity mutual funds. Consistent with this, the Fund may underperform its peers in strong equity markets and outperform them in weaker markets.

The Sub-Adviser generally looks for issuers with one or more of the following characteristics: (1) sound business prospects, (2) shareholder-oriented management, and (3) securities with a low purchase price. In the Sub-Adviser's view:

·  Companies with sound business prospects exhibit one or more of the following characteristics: (a) high market share in principal product/service lines,
   (b) high cash return on tangible assets, (c) relatively low capital requirements resulting in cash flow during growth periods, (d) long product cycles combined with short customer purchase cycles, and (e) unique franchise characteristics.

·  Companies with shareholder oriented management exhibit one or more of the following characteristics: (a) reinvest in the business yet generate excess cash, (b) make synergistic acquisitions, and (c) purchase their own stock when its price is low.

·  A company has an attractively low stock price if the price has either of the following characteristics: (a) the market capitalization is less than what the
   Sub-Adviser would pay for the entire company, or (b) the price is volatile and not correlated with changes in the company's fundamental performance.

The Focused Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Focused
Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   Focused Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the Focused
   Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund (this is known as Foreign Currency
   Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S.
   companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

·  Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Focused Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and
   greater price volatility and risk of loss of income and principal than are higher rated securities.

·  Management Risk. The Focused Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·  New Fund Risk. The Focused Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the
   Fund or the merger of the Fund into another mutual fund.

·  Non-Diversification Risk. The Focused Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

·  Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·  Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the
   Focused Fund to at times underperform equity funds that use other investment strategies.
Performance
When the Focused Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the
Fund's website at www.[ ].com or by calling the Fund toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Yacktman Focused Fund (Prospectus Summary) | Symetra Yacktman Focused Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Yacktman Focused Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Yacktman Focused Fund ("Focused Fund" or the "Fund") seeks long-term capital appreciation and, to a lesser extent, income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Focused Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Focused Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Focused Fund pursues its investment objective by investing a majority of its assets in common stock of U.S.
issuers. Some, but not all, Fund holdings may pay dividends. The Sub-Adviser seeks to purchase "growth" oriented issuers at low prices relative to value. Through this approach, it attempts to combine the best features of
"growth" and "value" investing. The Fund is a non-diversified fund and generally will hold securities of fewer issuers than the typical equity mutual fund. Consistent with this, although the Fund invests in issuers of any size market capitalization, the Sub-Adviser prefers larger companies to smaller ones.

The Focused Fund may invest up to 20% of its assets in equity securities of foreign issuers. This 20% limit does not apply to investments in the form of
American Depositary Receipts ("ADRs"). The Fund may also invest up to 20% of its assets in debt securities, including lower-rated securities (commonly referred to as junk bonds). The Fund does not seek to align itself with any benchmark, but rather is opportunistic in seeking attractively-priced securities that represent predictable, quality investments, while protecting capital. As a result, the Fund may experience periods when it is very selective about investments and hold more cash than other equity mutual funds. Consistent with this, the Fund may underperform its peers in strong equity markets and outperform them in weaker markets.

The Sub-Adviser generally looks for issuers with one or more of the following characteristics: (1) sound business prospects, (2) shareholder-oriented management, and (3) securities with a low purchase price. In the Sub-Adviser's view:

·  Companies with sound business prospects exhibit one or more of the following characteristics: (a) high market share in principal product/service lines,
   (b) high cash return on tangible assets, (c) relatively low capital requirements resulting in cash flow during growth periods, (d) long product cycles combined with short customer purchase cycles, and (e) unique franchise characteristics.

·  Companies with shareholder oriented management exhibit one or more of the following characteristics: (a) reinvest in the business yet generate excess cash, (b) make synergistic acquisitions, and (c) purchase their own stock when its price is low.

·  A company has an attractively low stock price if the price has either of the following characteristics: (a) the market capitalization is less than what the
   Sub-Adviser would pay for the entire company, or (b) the price is volatile and not correlated with changes in the company's fundamental performance.

The Focused Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Focused
Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   Focused Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the Focused
   Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund (this is known as Foreign Currency
   Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S.
   companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

·  Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Focused Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and
   greater price volatility and risk of loss of income and principal than are higher rated securities.

·  Management Risk. The Focused Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·  New Fund Risk. The Focused Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the
   Fund or the merger of the Fund into another mutual fund.

·  Non-Diversification Risk. The Focused Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

·  Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·  Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the
   Focused Fund to at times underperform equity funds that use other investment strategies.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Focused Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Focused Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Focused Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the
Fund's website at www.[ ].com or by calling the Fund toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Focused Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Yacktman Focused Fund (Prospectus Summary) | Symetra Yacktman Focused Fund | Symetra Yacktman Focused Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	636

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.12% of the average daily net assets of the Focused Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra DFA U.S. CORE Equity Fund (Prospectus Summary) | Symetra DFA U.S. CORE Equity Fund
Symetra DFA U.S. CORE Equity Fund
Investment Objective
The Symetra DFA U.S. CORE Equity Fund (the "U.S. CORE Equity Fund" or the "Fund") seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. CORE Equity Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra DFA U.S. CORE Equity Fund
Management Fees		0.42%
Other Expenses	[1]	1.41%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		1.90%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.33%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.57%
[1]	Other expenses and acquired fund fees and expenses ("AFFE") are each based on estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, AFFE, and extraordinary expenses) to 0.13% of the average daily net assets of the U.S. Core Equity Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the U.S.
CORE Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra DFA U.S. CORE Equity Fund	58	467

Portfolio Turnover
The U.S. CORE Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the U.S. CORE Equity Fund pursues its objective by investing at least 80% of its net assets in a broad and diverse group of exchange-traded equity securities of U.S. issuers, or other investment companies advised by the sub-adviser that invest in such issuers (the "Underlying Funds"), with an emphasis on value stocks and small capitalization securities, relative to their representation in the U.S. Universe, as defined below. Although the
Fund invests in securities of companies in all market sectors and capitalization ranges, it usually is underweighted in the largest growth companies relative to the universe of exchange-traded equity securities of U.S. issuers ("U.S.
Universe"). (For this purpose, a growth company is generally one that has a low book value relative to the market capitalization of its stock, whereas a value company is generally one that has a high book value relative to the market capitalization of its stock. The Sub-Adviser also may characterize a company as growth or value using other measures such as price-to-cash flow or price-to-earnings ratios, or other factors such as economic conditions or developments in the issuer's industry.) The Fund's increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund's assets to the largest U.S. growth companies relative to their weight in the U.S.
Universe, which would result in a greater weight allocation to small capitalization and value companies.

In order to implement the U.S. Core Equity Fund's investment strategies in a cost-effective manner and achieve greater diversification than the Fund could otherwise economically achieve given its asset size, the U.S. CORE Equity Fund may invest anywhere between 0% and 40% of its assets in Underlying
Funds. Initially, the U.S. CORE Equity Fund expects to invest in Underlying
Funds that purchase a broad and diverse portfolio of exchange-traded equity securities of U.S. issuers with an emphasis on value stocks and small capitalization companies.

The U.S. CORE Equity Fund may take long positions in futures contracts on stock indices and options on such futures contracts, as well as swap agreements and other derivatives in order to obtain market exposure for cash and cash equivalents in its portfolio, but otherwise will not invest in derivatives. The
Fund may lend securities it holds to generate additional income.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the U.S.
CORE Equity Fund. The following additional risks could affect the value of your investment:

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. CORE Equity Fund or an Underlying
   Fund uses derivatives, the Fund will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an
   Underlying Fund could lose more than the principal amount invested.

·  Management Risk. The U.S. CORE Equity Fund and the Underlying Funds are
   subject to management risk because they are actively managed portfolios. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund or an
   Underlying Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the U.S. CORE Equity Fund or an Underlying Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·  New Fund Risk. The U.S. CORE Equity Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Other Investment Companies Risk. The investment performance of the U.S. CORE
   Equity Fund will be affected by the investment performance of the Underlying
   Funds in which the U.S. CORE Equity Fund invests. The ability of the U.S. CORE
   Equity Fund to achieve its investment objective will depend in part on the ability of the Underlying Funds to meet their investment objectives and on the
   Sub-Adviser's decisions regarding the portion of the U.S. CORE Equity Fund's assets that are allocated to the Underlying Funds. The U.S. CORE Equity Fund may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the U.S. CORE Equity Fund or any Underlying Fund will be achieved.

·  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. CORE Equity Fund or an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Fund or an
   Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

·  Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·  Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the U.S.
   CORE Equity Fund or an Underlying Fund to at times underperform equity funds that use other investment strategies.
Performance
When the U.S. CORE Equity Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra DFA U.S. CORE Equity Fund (Prospectus Summary) | Symetra DFA U.S. CORE Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra DFA U.S. CORE Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra DFA U.S. CORE Equity Fund (the "U.S. CORE Equity Fund" or the "Fund") seeks long term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. CORE Equity Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The U.S. CORE Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses ("AFFE") are each based on estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S.
CORE Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the U.S. CORE Equity Fund pursues its objective by investing at least 80% of its net assets in a broad and diverse group of exchange-traded equity securities of U.S. issuers, or other investment companies advised by the sub-adviser that invest in such issuers (the "Underlying Funds"), with an emphasis on value stocks and small capitalization securities, relative to their representation in the U.S. Universe, as defined below. Although the
Fund invests in securities of companies in all market sectors and capitalization ranges, it usually is underweighted in the largest growth companies relative to the universe of exchange-traded equity securities of U.S. issuers ("U.S.
Universe"). (For this purpose, a growth company is generally one that has a low book value relative to the market capitalization of its stock, whereas a value company is generally one that has a high book value relative to the market capitalization of its stock. The Sub-Adviser also may characterize a company as growth or value using other measures such as price-to-cash flow or price-to-earnings ratios, or other factors such as economic conditions or developments in the issuer's industry.) The Fund's increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund's assets to the largest U.S. growth companies relative to their weight in the U.S.
Universe, which would result in a greater weight allocation to small capitalization and value companies.

In order to implement the U.S. Core Equity Fund's investment strategies in a cost-effective manner and achieve greater diversification than the Fund could otherwise economically achieve given its asset size, the U.S. CORE Equity Fund may invest anywhere between 0% and 40% of its assets in Underlying
Funds. Initially, the U.S. CORE Equity Fund expects to invest in Underlying
Funds that purchase a broad and diverse portfolio of exchange-traded equity securities of U.S. issuers with an emphasis on value stocks and small capitalization companies.

The U.S. CORE Equity Fund may take long positions in futures contracts on stock indices and options on such futures contracts, as well as swap agreements and other derivatives in order to obtain market exposure for cash and cash equivalents in its portfolio, but otherwise will not invest in derivatives. The
Fund may lend securities it holds to generate additional income.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the U.S.
CORE Equity Fund. The following additional risks could affect the value of your investment:

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. CORE Equity Fund or an Underlying
   Fund uses derivatives, the Fund will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an
   Underlying Fund could lose more than the principal amount invested.

·  Management Risk. The U.S. CORE Equity Fund and the Underlying Funds are
   subject to management risk because they are actively managed portfolios. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund or an
   Underlying Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the U.S. CORE Equity Fund or an Underlying Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·  New Fund Risk. The U.S. CORE Equity Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Other Investment Companies Risk. The investment performance of the U.S. CORE
   Equity Fund will be affected by the investment performance of the Underlying
   Funds in which the U.S. CORE Equity Fund invests. The ability of the U.S. CORE
   Equity Fund to achieve its investment objective will depend in part on the ability of the Underlying Funds to meet their investment objectives and on the
   Sub-Adviser's decisions regarding the portion of the U.S. CORE Equity Fund's assets that are allocated to the Underlying Funds. The U.S. CORE Equity Fund may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the U.S. CORE Equity Fund or any Underlying Fund will be achieved.

·  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. CORE Equity Fund or an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Fund or an
   Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

·  Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·  Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the U.S.
   CORE Equity Fund or an Underlying Fund to at times underperform equity funds that use other investment strategies.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the U.S. CORE Equity Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the U.S. CORE Equity Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the U.S. CORE Equity Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra DFA U.S. CORE Equity Fund (Prospectus Summary) | Symetra DFA U.S. CORE Equity Fund | Symetra DFA U.S. CORE Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	1.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	467

[1]	Other expenses and acquired fund fees and expenses ("AFFE") are each based on estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, AFFE, and extraordinary expenses) to 0.13% of the average daily net assets of the U.S. Core Equity Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra DFA International CORE Equity Fund (Prospectus Summary) | Symetra DFA International CORE Equity Fund
Symetra DFA International CORE Equity Fund
Investment Objective
The Symetra DFA International CORE Equity Fund (the "International Fund" or the "Fund") seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra DFA International CORE Equity Fund
Management Fees		0.60%
Other Expenses	[1]	1.31%
Acquired Fund Fees and Expenses	[1]	0.19%
Total Annual Fund Operating Expenses		2.10%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.22%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.88%
[1]	Other expenses and acquired fund fees and expenses ("AFFE") are each based on estimated amounts for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, AFFE, and extraordinary expenses) to 0.14% of the average daily net assets of the International CORE Equity Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra DFA International CORE Equity Fund	90	540

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the International Fund pursues its objective by investing at least 80% of its net assets in equity securities or in other investment companies advised by the sub-adviser that invest in equity securities
(the "Underlying Funds"). The Fund invests in a broad and diverse group of equity securities of foreign issuers, associated with developed markets, as determined by the Sub-Adviser ("International Universe"), with an emphasis on value stocks and small capitalization securities relative to the International
Universe. Although the Fund invests in securities of companies in all market sectors and capitalization ranges, it usually is underweighted in the largest growth companies relative to the International Universe. (For this purpose, a growth company is generally one that has a low book value relative to the market capitalization of its stock, whereas a value company is generally one that has a high book value relative to the market capitalization of its stock. The
Sub-Adviser also may characterize a company as growth or value using other measures such as price-to-cash flow or price-to-earnings ratios, or other factors such as economic conditions or developments in the issuer's industry.) The Fund's increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund's assets to the largest U.S.
growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. Under normal market conditions, the Fund, either directly or through the Underlying Funds, maintains at least 40% of its assets in securities of issuers representing three or more foreign countries.

In order to achieve greater diversification of investments than the Fund could otherwise achieve given its size, the International Fund may invest anywhere between 0% and 40% of its assets in Underlying Funds. The International Fund may invest in Underlying Funds that invest in a broad and diverse group of equity securities of foreign issuers, with an emphasis on value stocks and small capitalization securities. Initially, the International Fund expects to invest in international equity Underlying Funds that purchase a broad portfolio of stocks of companies in developed markets of all market capitalization sizes with an emphasis on small and value companies.

The International Fund may take long positions in futures contracts on stock indices and options on such futures contracts, as well as swap agreements and other derivatives in order to obtain market exposure for cash and cash equivalents in its portfolio, but otherwise will not invest in derivatives. The
Fund may lend securities it holds to generate additional income.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the
International Fund. The following additional risks could affect the value of your investment:

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Fund or an Underlying Fund
   uses derivatives, the Fund will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an
   Underlying Fund could lose more than the principal amount invested.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the
   International Fund or an Underlying Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the
   U.S. dollar relative to these other currencies will adversely affect the Fund
   (this is known as Foreign Currency Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

·  Management Risk. The International Fund and the Underlying Funds are subject to management risk because they are actively managed portfolios. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the International Fund or an Underlying Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·  New Fund Risk. The International Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Other Investment Companies Risk. The investment performance of the
   International Fund will be affected by the investment performance of the
   Underlying Funds in which the International Fund invests. The ability of the
   International Fund to achieve its investment objective will depend in part on the ability of the Underlying Funds to meet their investment objectives and on the Sub-Adviser's decisions regarding the portion of the International Fund's assets that are allocated to the Underlying Funds. The International Fund may
   allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the International Fund or any Underlying Fund will be achieved.

·  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Fund or an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Fund or an Underlying
   Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

·  Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·  Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the
   International Fund or an Underlying Fund to at times underperform equity funds that use other investment strategies.
Performance
When the International Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra DFA International CORE Equity Fund (Prospectus Summary) | Symetra DFA International CORE Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra DFA International CORE Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra DFA International CORE Equity Fund (the "International Fund" or the "Fund") seeks long term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses ("AFFE") are each based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the International Fund pursues its objective by investing at least 80% of its net assets in equity securities or in other investment companies advised by the sub-adviser that invest in equity securities
(the "Underlying Funds"). The Fund invests in a broad and diverse group of equity securities of foreign issuers, associated with developed markets, as determined by the Sub-Adviser ("International Universe"), with an emphasis on value stocks and small capitalization securities relative to the International
Universe. Although the Fund invests in securities of companies in all market sectors and capitalization ranges, it usually is underweighted in the largest growth companies relative to the International Universe. (For this purpose, a growth company is generally one that has a low book value relative to the market capitalization of its stock, whereas a value company is generally one that has a high book value relative to the market capitalization of its stock. The
Sub-Adviser also may characterize a company as growth or value using other measures such as price-to-cash flow or price-to-earnings ratios, or other factors such as economic conditions or developments in the issuer's industry.) The Fund's increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund's assets to the largest U.S.
growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. Under normal market conditions, the Fund, either directly or through the Underlying Funds, maintains at least 40% of its assets in securities of issuers representing three or more foreign countries.

In order to achieve greater diversification of investments than the Fund could otherwise achieve given its size, the International Fund may invest anywhere between 0% and 40% of its assets in Underlying Funds. The International Fund may invest in Underlying Funds that invest in a broad and diverse group of equity securities of foreign issuers, with an emphasis on value stocks and small capitalization securities. Initially, the International Fund expects to invest in international equity Underlying Funds that purchase a broad portfolio of stocks of companies in developed markets of all market capitalization sizes with an emphasis on small and value companies.

The International Fund may take long positions in futures contracts on stock indices and options on such futures contracts, as well as swap agreements and other derivatives in order to obtain market exposure for cash and cash equivalents in its portfolio, but otherwise will not invest in derivatives. The
Fund may lend securities it holds to generate additional income.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
International Fund. The following additional risks could affect the value of your investment:

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Fund or an Underlying Fund
   uses derivatives, the Fund will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an
   Underlying Fund could lose more than the principal amount invested.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the
   International Fund or an Underlying Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the
   U.S. dollar relative to these other currencies will adversely affect the Fund
   (this is known as Foreign Currency Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

·  Management Risk. The International Fund and the Underlying Funds are subject to management risk because they are actively managed portfolios. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the International Fund or an Underlying Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·  New Fund Risk. The International Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Other Investment Companies Risk. The investment performance of the
   International Fund will be affected by the investment performance of the
   Underlying Funds in which the International Fund invests. The ability of the
   International Fund to achieve its investment objective will depend in part on the ability of the Underlying Funds to meet their investment objectives and on the Sub-Adviser's decisions regarding the portion of the International Fund's assets that are allocated to the Underlying Funds. The International Fund may
   allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the International Fund or any Underlying Fund will be achieved.

·  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Fund or an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Fund or an Underlying
   Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

·  Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·  Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the
   International Fund or an Underlying Fund to at times underperform equity funds that use other investment strategies.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the International Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the International Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the International Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra DFA International CORE Equity Fund (Prospectus Summary) | Symetra DFA International CORE Equity Fund | Symetra DFA International CORE Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	1.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	540

[1]	Other expenses and acquired fund fees and expenses ("AFFE") are each based on estimated amounts for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, AFFE, and extraordinary expenses) to 0.14% of the average daily net assets of the International CORE Equity Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2016 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1942-1947)
Symetra Pension Reserve Fund - 2016 (b.1942-1947)
Investment Objective
The Symetra Pension Reserve Fund - 2016 (b.1942-1947) (the "2016 (1942-1947)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2016 (1942-1947) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2016 (b. 1942-1947)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2016 (b.1942-1947) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2016
(1942-1947) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2016 (b. 1942-1947)	41	491

Portfolio Turnover
The 2016 (1942-1947) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2016 (1942-1947) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2016 (1942-1947) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2016
(1942-1947) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2016 (1942-1947) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2016
(1942-1947) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2016 (1942-1947) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2016
   (1942-1947) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2016
   (1942-1947) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase.
   Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2016 (1942-1947) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2016 (1942-1947) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2016
   (1942-1947) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2016 (1942-1947) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2016 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2016 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1942-1947)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2016 (b.1942-1947)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2016 (b.1942-1947) (the "2016 (1942-1947)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2016 (1942-1947) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2016 (1942-1947) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2016
(1942-1947) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2016 (1942-1947) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2016 (1942-1947) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2016
(1942-1947) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2016 (1942-1947) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2016
(1942-1947) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2016 (1942-1947) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2016
   (1942-1947) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2016
   (1942-1947) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase.
   Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2016 (1942-1947) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2016 (1942-1947) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2016
   (1942-1947) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2016 (1942-1947) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2016 (1942-1947) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2016 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2016 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2016 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1942-1947) | Symetra Pension Reserve Fund 2016 (b. 1942-1947)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2016 (b.1942-1947) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2020 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1942-1947)
Symetra Pension Reserve Fund - 2020 (b.1942-1947)
Investment Objective
The Symetra Pension Reserve Fund - 2020 (b.1942-1947) (the "2020 (1942-1947)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1942-1947) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2020 (b. 1942-1947)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b. 1942-1947) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2020
(1942-1947) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2020 (b. 1942-1947)	41	491

Portfolio Turnover
The 2020 (1942-1947) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2020 (1942-1947) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1942-1947) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1942-1947) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2020 (1942-1947) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2020
(1942-1947) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1942-1947) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1942-1947) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1942-1947) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1942-1947) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1942-1947) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1942-1947) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1942-1947) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1942-1947) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2020 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2020 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1942-1947)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2020 (b.1942-1947)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2020 (b.1942-1947) (the "2020 (1942-1947)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1942-1947) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2020 (1942-1947) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2020
(1942-1947) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2020 (1942-1947) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1942-1947) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1942-1947) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2020 (1942-1947) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2020
(1942-1947) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1942-1947) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1942-1947) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1942-1947) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1942-1947) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1942-1947) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1942-1947) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1942-1947) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1942-1947) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2020 (1942-1947) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2020 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2020 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2020 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1942-1947) | Symetra Pension Reserve Fund 2020 (b. 1942-1947)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b. 1942-1947) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2024 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1942-1947)
Symetra Pension Reserve Fund - 2024 (b.1942-1947)
Investment Objective
The Symetra Pension Reserve Fund - 2024 (b.1942-1947) (the "2024 (1942-1947)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1942-1947) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2024 (b. 1942-1947)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements,acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1942-1947) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2024
(1942-1947) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2024 (b. 1942-1947)	41	491

Portfolio Turnover
The 2024 (1942-1947) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2024 (1942-1947) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1942-1947) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1942-1947) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1942-1947) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2024
(1942-1947) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1942-1947) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1942-1947) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the
   Fund's other portfolio holdings, lack of availability and counterparty risk.
   Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the
   Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1942-1947) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1942-1947) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1942-1947) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2024
   (1942-1947) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2024 (1942-1947) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2024 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2024 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1942-1947)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2024 (b.1942-1947)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2024 (b.1942-1947) (the "2024 (1942-1947)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1942-1947) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2024 (1942-1947) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2024
(1942-1947) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2024 (1942-1947) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1942-1947) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1942-1947) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1942-1947) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2024
(1942-1947) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1942-1947) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1942-1947) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the
   Fund's other portfolio holdings, lack of availability and counterparty risk.
   Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the
   Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1942-1947) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1942-1947) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1942-1947) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2024
   (1942-1947) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2024 (1942-1947) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2024 (1942-1947) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2024 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2024 (1942-1947) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2024 (b. 1942-1947) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1942-1947) | Symetra Pension Reserve Fund 2024 (b. 1942-1947)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements,acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1942-1947) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2016 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1948-1952)
Symetra Pension Reserve Fund - 2016 (b.1948-1952)
Investment Objective
The Symetra Pension Reserve Fund - 2016 (b.1948-1952) (the "2016 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2016 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2016 (b. 1948-1952)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2016 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2016
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2016 (b. 1948-1952)	41	491

Portfolio Turnover
The 2016 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the 2016 (1948-1952) Fund
The 2016 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2016 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2016
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2016 (1948-1952) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2016
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2016 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2016
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2016
   (1948-1952) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2016 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2016 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2016 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2016
   (1948-1952) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2016 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2016 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2016 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2016 (b.1948-1952)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2016 (b.1948-1952) (the "2016 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2016 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2016 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2016
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the 2016 (1948-1952) Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2016 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2016 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2016
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2016 (1948-1952) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2016
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2016 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2016
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2016
   (1948-1952) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2016 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2016 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2016 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2016
   (1948-1952) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2016 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2016 (1948-1952) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2016 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2016 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2016 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1948-1952) | Symetra Pension Reserve Fund 2016 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2016 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2020 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1948-1952)
Symetra Pension Reserve Fund - 2020 (b.1948-1952)
Investment Objective
The Symetra Pension Reserve Fund - 2020 (b.1948-1952) (the "2020 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2020 (b. 1948-1952)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2020
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2020 (b. 1948-1952)	41	491

Portfolio Turnover
The 2020 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2020 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the Fund's portfolio duration target is [__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2020
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1948-1952) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1948-1952) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2020 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2020 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2020 (b.1948-1952)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2020 (b.1948-1952) (the "2020 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2020 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2020
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2020 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the Fund's portfolio duration target is [__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2020
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1948-1952) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1948-1952) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2020 (1948-1952) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2020 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2020 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2020 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1948-1952) | Symetra Pension Reserve Fund 2020 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2024 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1948-1952)
Symetra Pension Reserve Fund - 2024 (b.1948-1952)
Investment Objective
The Symetra Pension Reserve Fund - 2024 (b.1948-1952) (the "2024 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2024 (b. 1948-1952)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2024
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2024 (b. 1948-1952)	41	491

Portfolio Turnover
The 2024 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2024 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1948-1952) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2024
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the
   Fund's other portfolio holdings, lack of availability and counterparty risk.
   Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the
   Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields (this is known as
   Reinvestment Risk).

·  Termination Risk. Because the 2024 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2024 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2024 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2024 (b.1948-1952)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2024 (b.1948-1952) (the "2024 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2024 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2024
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2024 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1948-1952) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2024
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the
   Fund's other portfolio holdings, lack of availability and counterparty risk.
   Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the
   Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields (this is known as
   Reinvestment Risk).

·  Termination Risk. Because the 2024 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2024 (1948-1952) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2024 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2024 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2024 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1948-1952) | Symetra Pension Reserve Fund 2024 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2028 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1948-1952)
Symetra Pension Reserve Fund - 2028 (b.1948-1952)
Investment Objective
The Symetra Pension Reserve Fund - 2028 (b.1948-1952) (the "2028 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2028 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2028 (b. 1948-1952)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2028 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2028
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2028 (b. 1948-1952)	41	491

Portfolio Turnover
The 2028 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2028 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2028 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2028
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the Fund's portfolio duration target is [__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2028
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2028 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2028
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2028
   (1948-1952) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2028 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2028 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2028 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2028
   (1948-1952) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2028 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2028 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2028 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2028 (b.1948-1952)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2028 (b.1948-1952) (the "2028 (1948-1952)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2028 (1948-1952) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2028 (1948-1952) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2028
(1948-1952) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2028 (1948-1952) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2028 (1948-1952) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2028
(1948-1952) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the Fund's portfolio duration target is [__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2028
(1948-1952) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2028 (1948-1952) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2028
   (1948-1952) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2028
   (1948-1952) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2028 (1948-1952) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2028 (1948-1952) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2028 (1948-1952) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2028
   (1948-1952) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2028 (1948-1952) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2028 (1948-1952) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2028 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2028 (1948-1952) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2028 (b. 1948-1952) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1948-1952) | Symetra Pension Reserve Fund 2028 (b. 1948-1952)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2028 (b.1948-1952) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2016 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1953-1957)
Symetra Pension Reserve Fund - 2016 (b.1953-1957)
Investment Objective
The Symetra Pension Reserve Fund - 2016 (b.1953-1957) (the "2016 (1953-1957)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2016 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2016 (b. 1953-1957)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2016 (b.1953- 1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2016
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2016 (b. 1953-1957)	41	491

Portfolio Turnover
The 2016 (1953-1957) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2016 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2016 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2016
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2016 (1953-1957) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2016
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2016 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2016
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2016
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2016 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2016 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2016 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2016
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2016 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2016 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2016 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2016 (b.1953-1957)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2016 (b.1953-1957) (the "2016 (1953-1957)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2016 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2016 (1953-1957) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2016
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2016 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2016 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2016
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2016 (1953-1957) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2016
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2016 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2016
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2016
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2016 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2016 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2016 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2016
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2016 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2016 (1953-1957) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2016 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2016 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2016 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2016 (b. 1953-1957) | Symetra Pension Reserve Fund 2016 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2016 (b.1953- 1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2020 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1953-1957)
Symetra Pension Reserve Fund - 2020 (b.1953-1957)
Investment Objective
The Symetra Pension Reserve Fund - 2020 (1953-1957) (the "2020 (1953-1957) Fund"
or the "Fund") seeks investment returns that would provide an amount on the
Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2020 (b. 1953-1957)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b.1953-1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2020
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2020 (b. 1953-1957)	41	491

Portfolio Turnover
The 2020 (1953-1957) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2020 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2020 (1953-1957) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2020
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2020 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2020 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2020 (b.1953-1957)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2020 (1953-1957) (the "2020 (1953-1957) Fund"
or the "Fund") seeks investment returns that would provide an amount on the
Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2020 (1953-1957) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2020
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2020 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2020 (1953-1957) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2020
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2020 (1953-1957) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2020 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2020 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2020 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1953-1957) | Symetra Pension Reserve Fund 2020 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b.1953-1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2024 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1953-1957)
Symetra Pension Reserve Fund - 2024 (b.1953-1957)
Investment Objective
The Symetra Pension Reserve Fund - 2024 (b.1953-1957) (the "2024 (1953-1957)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2024 (b. 1953-1957)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1953-1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2024
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2024 (b. 1953-1957)	41	491

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2024 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1953-1957) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2024
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2024
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2024
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2024 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2024 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2024 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2024 (b.1953-1957)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2024 (b.1953-1957) (the "2024 (1953-1957)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2024
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2024 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1953-1957) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2024
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2024
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2024
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2024 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2024 (1953-1957) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2024 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2024 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2024 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1953-1957) | Symetra Pension Reserve Fund 2024 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1953-1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2028 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1953-1957)
Symetra Pension Reserve Fund - 2028 (b.1953-1957)
Investment Objective
The Symetra Pension Reserve Fund - 2028 (b.1953-1957) (the "2028 (1953-1957)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2028 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2028 (b. 1953-1957)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2028 (b.1953-1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2028
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2028 (b. 1953-1957)	41	491

Portfolio Turnover
The 2028 (1953-1957) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2028 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2028 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2028
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2028 (1953-1957) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2028
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2028 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2028
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2028
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2028 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2028 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2028 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2028
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2028 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2028 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2028 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2028 (b.1953-1957)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2028 (b.1953-1957) (the "2028 (1953-1957)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2028 (1953-1957) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2028 (1953-1957) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2028
(1953-1957) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2028 (1953-1957) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2028 (1953-1957) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2028
(1953-1957) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2028 (1953-1957) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2028
(1953-1957) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2028 (1953-1957) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2028
   (1953-1957) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2028
   (1953-1957) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2028 (1953-1957) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2028 (1953-1957) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2028 (1953-1957) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2028
   (1953-1957) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2028 (1953-1957) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2028 (1953-1957) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2028 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2028 (1953-1957) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2028 (b. 1953-1957) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1953-1957) | Symetra Pension Reserve Fund 2028 (b. 1953-1957)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2028 (b.1953-1957) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2020 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1958-1962)
Symetra Pension Reserve Fund - 2020 (b.1958-1962)
Investment Objective
The Symetra Pension Reserve Fund - 2020 (b.1958-1962) (the "2020 (1958-1962)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1958-1962) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2020 (b. 1958-1962)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b.1958-1962) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2020
(1958-1962) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2020 (b. 1958-1962)	41	491

Portfolio Turnover
The 2020 (1958-1962) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2020 (1958-1962) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1958-1962) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1958-1962) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2020 (1958-1962) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2020
(1958-1962) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1958-1962) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1958-1962) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1958-1962) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1958-1962) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1958-1962) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1958-1962) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1958-1962) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1958-1962) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2020 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2020 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1958-1962)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2020 (b.1958-1962)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2020 (b.1958-1962) (the "2020 (1958-1962)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2020 (1958-1962) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2020 (1958-1962) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2020
(1958-1962) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2020 (1958-1962) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2020 (1958-1962) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2020
(1958-1962) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2020 (1958-1962) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2020
(1958-1962) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2020 (1958-1962) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2020
   (1958-1962) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2020
   (1958-1962) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2020 (1958-1962) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2020 (1958-1962) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2020 (1958-1962) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2020
   (1958-1962) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2020 (1958-1962) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2020 (1958-1962) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2020 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2020 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2020 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2020 (b. 1958-1962) | Symetra Pension Reserve Fund 2020 (b. 1958-1962)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2020 (b.1958-1962) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2024 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1958-1962)
Symetra Pension Reserve Fund - 2024 (b.1958-1962)
Investment Objective
The Symetra Pension Reserve Fund - 2024 (b.1958-1962) (the "2024 (1958-1962)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1958-1962) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2024 (b. 1958-1962)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1958-1962 (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2024
(1958-1962) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2024 (b. 1958-1962)	41	491

Portfolio Turnover
The 2024 (1958-1962) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2024 (1958-1962) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1958-1962) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1958-1962) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target portfolio is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1958-1962) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2024
(1958-1962) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1958-1962) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1958-1962) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2024
   (1958-1962) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1958-1962) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1958-1962) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1958-1962) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2024
   (1958-1962) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2024 (1958-1962) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2024 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2024 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1958-1962)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2024 (b.1958-1962)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2024 (b.1958-1962) (the "2024 (1958-1962)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2024 (1958-1962) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2024 (1958-1962) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2024
(1958-1962) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2024 (1958-1962) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2024 (1958-1962) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will likely have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2024
(1958-1962) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target portfolio is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2024 (1958-1962) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2024
(1958-1962) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2024 (1958-1962) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2024
   (1958-1962) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2024
   (1958-1962) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2024 (1958-1962) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2024 (1958-1962) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2024 (1958-1962) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2024
   (1958-1962) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2024 (1958-1962) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2024 (1958-1962) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2024 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2024 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2024 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2024 (b. 1958-1962) | Symetra Pension Reserve Fund 2024 (b. 1958-1962)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2024 (b.1958-1962 (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Pension Reserve Fund 2028 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1958-1962)
Symetra Pension Reserve Fund - 2028 (b.1958-1962)
Investment Objective
The Symetra Pension Reserve Fund - 2028 (b.1958-1962) (the "2028 (1958-1962)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the 2028 (1958-1962) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Pension Reserve Fund 2028 (b. 1958-1962)
Management Fees		0.32%
Other Expenses	[1]	1.77%
Total Annual Fund Operating Expenses		2.09%
Less: Fee Waiver and Expense Reimbursement		(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[2]	0.40%
[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2028 (b.1958-1962) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the 2028
(1958-1962) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Pension Reserve Fund 2028 (b. 1958-1962)	41	491

Portfolio Turnover
The 2028 (1958-1962) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
The 2028 (1958-1962) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2028 (1958-1962) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will likely result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2028
(1958-1962) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2028 (1958-1962) Fund's portfolio duration target is
[__] years.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the 2028
(1958-1962) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2028 (1958-1962) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2028
   (1958-1962) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2028
   (1958-1962) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2028 (1958-1962) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2028 (1958-1962) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2028 (1958-1962) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2028
   (1958-1962) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2028 (1958-1962) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Performance
When the 2028 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 20, 2012
Symetra Pension Reserve Fund 2028 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1958-1962)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Symetra Pension Reserve Fund - 2028 (b.1958-1962)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Symetra Pension Reserve Fund - 2028 (b.1958-1962) (the "2028 (1958-1962)
Fund" or the "Fund") seeks investment returns that would provide an amount on the Fund's termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund's name. As a result of its investment objective, a
Pension Reserve Fund may not be a wise investment choice for an investor who does not anticipate applying his or her accumulation to the purchase of a lifetime annuity on or shortly after the Fund's termination date.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the 2028 (1958-1962) Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The 2028 (1958-1962) Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses is an estimated amount for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the 2028
(1958-1962) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap and Fee
Waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The 2028 (1958-1962) Fund invests primarily in government securities and dollar-denominated corporate debt securities rated, at the time of purchase, in the three highest categories by an NRSRO or unrated securities that the
Sub-Adviser determines are of comparable quality. The Fund also may invest in other types of dollar-denominated investment grade securities, including money market instruments and securities of foreign issuers. Most of the securities held by the Fund are zero coupon debt securities. The Fund also may manage portfolio duration by investing in interest rate futures contracts, options on interest rate futures contracts, structured notes and entering into swap agreements.

The 2028 (1958-1962) Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Fund's name. The portfolio duration targets are recalculated at least monthly based on a formula established by the Adviser
(after consultation with Symetra Life Insurance Company ("Symetra Life")) at the
Fund's inception. The formula will not change once the Fund commences operations. (The only variables in the formula are the amount of time remaining until each annual projected payment of the single life annuity and the prevailing interest rates on the recalculation date. The prevailing interest rates are derived from the U.S. Treasury Zero Coupon yield curve - sometimes by interpolation.) Under normal market conditions, the Sub-Adviser seeks to meet the Fund's daily portfolio duration target by first, to the extent that such investments are available, investing in securities having cash flows similar to the projected payments of the single life annuity and then by balancing investments in securities with longer and shorter durations than the target duration. The portfolio duration target generally declines for the Fund over the life of the Fund, but will be substantially greater than zero at the Fund's termination date. As a result, to meet the portfolio duration target, the Fund will have an investment portfolio at its termination date of debt securities of substantial remaining duration. This in turn, will likely result in the market value of the Fund's investment portfolio at the termination date being significantly influenced by prevailing interest rates. Generally speaking, the higher the prevailing rates at the Fund's maturity, the less the Fund will receive from selling its assets and the lower the prevailing rates, the more the
Fund will receive for selling its assets. Thus, the market value of such assets is inversely related to prevailing interest rates.

The present value of a future series of payments decreases as the interest rate on which the present value is computed increases. Therefore, on the 2028
(1958-1962) Fund's termination date the present value of the annuity payments the investor is entitled to receive as a result of owning accumulation units in the sub-account of the Symetra Resource Variable Account B that invests in shares of the Fund will be less the higher the prevailing interest rates. The
Fund's adherence to the portfolio duration target formula is intended to result in the Fund having on its termination date net assets approximately equal to the present value of the aggregate annuity payments investors are entitled to receive as a result of owning accumulation units in the sub-account of the
Symetra Resource Variable Account B that invests in shares of the Fund. However, even if a Fund successfully adheres to the formula, there is no guarantee that it will achieve this intended result or its investment objective. Although the
Fund has no current plans to close, there is no guarantee that the Fund will continue to accept new investments until the termination date.

As of the date of this Prospectus, based on the current U.S. Treasury Zero
Coupon interest rate, the 2028 (1958-1962) Fund's portfolio duration target is
[__] years.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the 2028
(1958-1962) Fund. The following additional risks could affect the value of your investment:

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   2028 (1958-1962) Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·  Credit Default Swap Risk.  In a credit default swap transaction, both the 2028
   (1958-1962) Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

·  Derivatives Risk. Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The 2028
   (1958-1962) Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments.
   Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund's volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

·  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

·  Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Investments in securities of foreign issuers, even those publicly traded in the United
   States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.
   Foreign governments and foreign economies often are less stable than the U.S.
   Government and the U.S. economy.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. Because zero coupon debt securities do not pay interest, the market value of such securities can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·  Management Risk. The 2028 (1958-1962) Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager's management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·  Market Risk. The prices of the securities in which the 2028 (1958-1962) Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers. Longer-term bonds, in which the Fund will invest a majority of its assets, are generally more volatile.

·  New Fund Risk. The 2028 (1958-1962) Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·  Portfolio Duration Target Formula Risk. There is no guarantee that adherence to the portfolio duration target formula will result in the Fund achieving its investment objective.

·  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 2028
   (1958-1962) Fund may have to invest the proceeds in securities with lower yields (this is known as Reinvestment Risk).

·  Termination Risk. Because the 2028 (1958-1962) Fund has a Termination Date and
   it will invest a majority of its assets in securities that mature after the
   Termination Date, the Fund may incur liquidation costs to liquidate its portfolio.

·  U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of
   U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S.
   Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the 2028 (1958-1962) Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the 2028 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is
available on the Fund's website at www.[   ].com or by calling the Fund
toll-free at 1-XXX-XXX-XXXX.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the 2028 (1958-1962) Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Pension Reserve Fund 2028 (b. 1958-1962) (Prospectus Summary) | Symetra Pension Reserve Fund 2028 (b. 1958-1962) | Symetra Pension Reserve Fund 2028 (b. 1958-1962)
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	491

[1]	Other expenses is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Pension Reserve Fund - 2028 (b.1958-1962) (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.